FINANCIAL AND CAPITAL RISK MANAGEMENT - Foreign currency risk (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
US Dollar
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in income/loss before income taxes due to reasonably possible increase in designated risk component	₺ 154,357	₺ 700,191
Increase (decrease) in income/loss before income taxes due to reasonably possible decrease in designated risk component	₺ (154,357)	(700,191)
Euro
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	10.00%
Increase (decrease) in income/loss before income taxes due to reasonably possible increase in designated risk component	₺ 3,352	(523)
Increase (decrease) in income/loss before income taxes due to reasonably possible decrease in designated risk component	(3,352)	523
Currency risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,577,134	6,996,316
Currency risk | Financial assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	3,011,129	8,867,554
Currency risk | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	447,041	6,311,781
Currency risk | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,355,222	2,487,275
Currency risk | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	208,843	64,909
Currency risk | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	23	3,589
Currency risk | Financial liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(1,433,995)	(1,871,238)
Currency risk | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(1,408,730)	(1,794,752)
Currency risk | Other current liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(25,265)
Currency risk | Short term provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(76,486)
Currency risk | US Dollar
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	1,543,569	7,001,905
Currency risk | US Dollar | Financial assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,963,720	8,857,706
Currency risk | US Dollar | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	435,244	6,306,978
Currency risk | US Dollar | Financial investments
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	2,355,222	2,487,275
Currency risk | US Dollar | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	173,231	59,864
Currency risk | US Dollar | Other current assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	23	3,589
Currency risk | US Dollar | Financial liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(1,420,151)	(1,855,801)
Currency risk | US Dollar | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(1,395,124)	(1,779,315)
Currency risk | US Dollar | Other current liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(25,027)
Currency risk | US Dollar | Short term provisions
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(76,486)
Currency risk | Euro
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	33,517	(5,231)
Currency risk | Euro | Financial assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	47,329	9,643
Currency risk | Euro | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	11,717	4,598
Currency risk | Euro | Trade receivables and due from related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	35,612	5,045
Currency risk | Euro | Financial liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(13,812)	(14,874)
Currency risk | Euro | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(13,574)	(14,874)
Currency risk | Euro | Other current liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(238)
Currency risk | GBP
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	44	(390)
Currency risk | GBP | Financial assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	44	127
Currency risk | GBP | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	44	127
Currency risk | GBP | Financial liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(517)
Currency risk | GBP | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position		(517)
Currency risk | CHF
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	4	32
Currency risk | CHF | Financial assets
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	36	78
Currency risk | CHF | Cash and cash equivalents
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	36	78
Currency risk | CHF | Financial liabilities
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	(32)	(46)
Currency risk | CHF | Trade payables and payables to merchants and due to related parties
FINANCIAL AND CAPITAL RISK MANAGEMENT
Net foreign currency position	₺ (32)	₺ (46)